Goodwill, Software and other intangible assets	12 Months Ended
Mar. 31, 2017
Goodwill, Software and other intangible assets

10.    Goodwill, Software and other intangible assets:

Goodwill—

As a result of the annual impairment test, a goodwill impairment loss of ¥48,823 million was recognized for the fiscal year ended March 31, 2017 for goodwill attributable to the Dimension Data reporting unit in the long distance and international communications business segment. This impairment loss was a result of a re-evaluation of Dimension Data’s business plan considering declining profitability due to business expansion and investments in infrastructure business, and the impact of measures expected to be promoted by NTT Group going forward. The fair value of the reporting unit was determined using the discounted cashflow method.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO’s share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT’s ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161
Goodwill acquired during year	84,712	—	17,521	—	102,233
Impairment losses	(4,719)	—	—	—	(4,719)
Foreign currency translation adjustments	(22,754)	(3,175)	(17,037)	—	(42,966)
Other	(2,700)	(10,937)	2,136	—	(11,501)

Balance at March 31, 2016	¥496,639	¥483,103	¥246,895	¥2,571	¥1,229,208

	2017
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2016	¥496,639	¥483,103	¥246,895	¥2,571	¥1,229,208
Goodwill acquired during year	5,915	—	154,637	—	160,552
Impairment losses	(53,294)	—	—	—	(53,294)
Foreign currency translation adjustments	(21,263)	(3,033)	7,364	—	(16,932)
Other	(867)	—	(4,022)	—	(4,889)

Balance at March 31, 2017	¥427,130	¥480,070	¥404,874	¥2,571	¥1,314,645

Software and Other intangible assets—

The following table presents the major components of software and other intangible assets as of March 31, 2016 and 2017.

	March 31, 2016
	Gross Carrying Amount	Accumulated amortization	Net carrying amount
	Millions of yen
Amortizable intangible assets:
Computer software	¥6,207,423	¥4,994,941	¥1,212,482
Rights to use utility facilities	338,098	299,614	38,484
Other	489,233	235,901	253,332

Total amortizable intangible assets	7,034,754	5,530,456	1,504,298

Non-amortizable intangible assets:
Trademarks and trade names			53,356
Rights to acquire the building			16,792
Other			30,013

Total non-amortizable intangible assets			100,161

Total			¥1,604,459

	March 31, 2017
	Gross Carrying Amount	Accumulated amortization	Net carrying amount
	Millions of yen
Amortizable intangible assets:
Computer software	¥6,401,191	¥5,191,706	¥1,209,485
Rights to use utility facilities	338,437	300,519	37,918
Other	586,775	274,343	312,432

Total amortizable intangible assets	7,326,403	5,766,568	1,559,835

Non-amortizable intangible assets:
Trademarks and trade names			49,863
Rights to acquire the building			16,792
Other			36,913

Total non-amortizable intangible assets			103,568

Total			¥1,663,403

The amount of amortizable intangible assets acquired during the fiscal year ended March 31, 2017 was ¥375,878 million, the main component of which was Computer software in the amount of ¥360,268 million.

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2015, 2016 and 2017 were ¥449,993 million, ¥417,191 million and ¥408,789 million, respectively.

Computer software is recognized at cost and is amortized on a straight-line basis over its estimated useful life, which is generally from five to seven years. Rights to use utility facilities are acquired using lump-sum cash payments and mainly consist of cable tunnels and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of 50 years. Other intangible assets are also recognized at cost and amortized on a straight-line basis over their estimated useful lives averaging 14 years.

Trademarks and trade names are intangible assets with indefinite lives acquired through business combinations.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2018	¥402,974
2019	321,686
2020	245,586
2021	179,494
2022	114,233